CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended		12 Months Ended				24 Months Ended	6 Months Ended		12 Months Ended			24 Months Ended	12 Months Ended	24 Months Ended
	Jan. 31, 2014	Jan. 31, 2013	Jul. 31, 2013	Jul. 31, 2012	Dec. 31, 2013 Inventergy Inc [Member]	Dec. 31, 2012 Inventergy Inc [Member]	Dec. 31, 2013 Inventergy Inc [Member]	Jan. 31, 2014 Cortelco Systems Holding Corp [Member]	Jan. 31, 2013 Cortelco Systems Holding Corp [Member]	Jul. 31, 2013 Cortelco Systems Holding Corp [Member]	Jul. 31, 2012 Cortelco Systems Holding Corp [Member]	Dec. 31, 2013 Series A One Preferred Stock [Member] Inventergy Inc [Member]	Dec. 31, 2013 Series A One Preferred Stock [Member] Inventergy Inc [Member]	Dec. 31, 2013 Series A Two Preferred Stock [Member] Inventergy Inc [Member]	Dec. 31, 2013 Series A Two Preferred Stock [Member] Inventergy Inc [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (1,210,000)	$ 229,000	$ 222,000	$ 512,000	$ (4,731,072)	$ (12,783)	$ (4,743,855)	$ (445,000)	$ 461,000	$ 1,184,000	$ 679,000
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	81,000	43,000	134,000	105,000		0		79,000	41,000	132,000	97,000
Provision for (recovery of) doubtful trade accounts receivable	(23,000)	23,000	23,000	46,000		0
Imputed interest expense on notes payable	344,000	(281,000)	(306,000)	158,000		0		344,000	(281,000)	(306,000)	158,000
Impairment of investment	(394,000)	0				0		(394,000)	0
Provision for obsolete inventory			40,000	119,000		0
Deferred income taxes			0	0		0		(153,000)	0	20,000	(1,000)
Other			0	(5,000)		0
Loss (gain) on disposal of fixed assets			3,000	(2,000)		0
Decrease in fair value of derivative liabilities					539,467	0	539,467					0		0
Amortization of discount on notes payable					353,009	0	353,009					0		0
Amortization of patents					293,176		293,176					0		0
Loss on sale of discontinued operations	(76,000)	(127,000)	286,000	0
Stock-based compensation expense			4,000	7,000	1,872,104		1,872,104					0		0
Changes in net assets and liabilities:
Trade accounts receivable	(198,000)	381,000	(126,000)	759,000				(331,000)	161,000	(193,000)	876,000
Inventories	1,144,000	(449,000)	(191,000)	136,000				1,196,000	(635,000)	(184,000)	(8,000)
Prepaid and other assets	(20,000)	82,000	174,000	(155,000)	(73,207)		(73,207)	(2,000)	93,000	176,000	(266,000)	0		0
Trade accounts payable	(452,000)	149,000	238,000	(601,000)				(420,000)	161,000	109,000	(573,000)
Accrued expenses and other	(32,000)	(421,000)	(388,000)	(77,000)		12,783		37,000	(270,000)	(260,000)	(7,000)
Deposits and other assets					(20,399)		(20,399)					0		0
Accounts payable					602,564		615,347					0		0
Accrued interest on notes payable					6,935		6,935					0		0
Net cash provided by (used in) operating activities	28,000	(244,000)	113,000	1,002,000	(2,236,357)	0	(2,236,357)	699,000	(269,000)	678,000	955,000	0		0
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(73,000)	(160,000)	(288,000)	(232,000)				(73,000)	(160,000)	(288,000)	(121,000)
Purchase of patents					(9,455,585)		(9,455,585)					0		0
Net cash used in investing activities	(73,000)	(160,000)	(288,000)	(232,000)	(9,455,585)		(9,455,585)	(73,000)	(160,000)	(288,000)	(121,000)	0		0
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayment of note payable	(122,000)	(191,000)	(210,000)	(168,000)				(122,000)	(191,000)	(210,000)	(168,000)
Borrowing on lines of credit	250,000	0						250,000	0
Net distributions from (to) eOn Communications Corporation								(646,000)	82,000	(390,000)	354,000
Proceeds from sale of treasury stock			1,000	0
Proceeds from employee stock purchase plan	13,000	0	0	18,000
Proceeds from issuance of common stock					3,612,100		3,612,100
Proceeds from issuance of redeemable convertible preferred stock	2,750,000	0										50,000	50,000	1,498,526	1,498,526
Proceeds from issuance of notes payable					4,950,000		4,950,000					0		0
Proceeds from issuance of short-term notes payable, related party					3,100,000		3,100,000					0		0
Restricted cash	(2,750,000)	0
Net cash provided by (used in) financing activities	141,000	(191,000)	(209,000)	(150,000)	13,210,626		13,210,626	(518,000)	(109,000)	(600,000)	186,000	0		0
Net increase (decrease) in cash and cash equivalents	96,000	(595,000)	(384,000)	620,000	1,518,684	0	1,518,684	108,000	(538,000)	(210,000)	1,020,000	0		0
Cash and cash equivalents, beginning of period	1,778,000	2,162,000	2,162,000	1,542,000	0	0	0	1,649,000	1,859,000	1,859,000	839,000	0		0
Cash and cash equivalents, end of period	1,874,000	1,567,000	1,778,000	2,162,000	1,518,684	0	1,518,684	1,757,000	1,321,000	1,649,000	1,859,000	0	0	0	0
Supplemental cash flow information:
Income taxes paid			12,000	60,000
Cash paid for interest					5,898		5,898					0		0
Non cash investing and financing activity:
Note payable for purchase of equipment			0	111,000		0				0	111,000
Receivable from sale of business			48,000	0
Supplemental disclosures of non-cash investing and financing activities
Convert outstanding LLC accrued liabilities to member contribution, January 2013					12,783		12,783					0		0
Allocation of fair value from Series A-2 redeemable convertible preferred stock to Series A-1 redeemable convertible preferred stock (See Note 6)					865,985		865,985					0		0
Allocation of fair value from notes payable to Series A-1 redeemable convertible preferred stock (See Note 5)					2,392,889		2,392,889					0		0
Fair value of notes payable redemption derivative liability					582,903		582,903					0		0
Fair value of Series A-1 redeemable convertible preferred stock anti-dilution derivative liability					548,465		548,465					0		0
Accrued guaranteed payments and deferred expenses associated with purchased patent assets					$ 13,510,178		$ 13,510,178					$ 0		$ 0